Stockholders’ equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Key Assumptions Used to Value Warrants

Key assumptions used to value warrants during the nine months ended September 30, 2023 are as follows:

Expected price volatility	88.01%
Risk-free interest rate	3.51%
Weighted average fair values	$0.703
Weighted average expected life in years	5 years
Dividend yield	-

The key assumptions used in determining the fair value of options granted during the year ended December 31, 2022 follows:

Expected price volatility	84.42%
Risk-free interest rate	3.38%
Fair value of common stock	$1.00
Minimum and maximum average expected life in years	5-6.50 years
Dividend yield	-

Schedule of Stock option Activity

The following is option activity during the nine months ended September 30, 2023.

	Number of shares	Weighted average exercise price per share	Aggregate intrinsic value
Outstanding as January 1, 2023	750,000	$5.00
Options granted	635,001	$5.00
Forfeitures	(170,000)	$5.00
Outstanding as September 30, 2023	1,215,001	$5.00	$-

Option activity during the year ended December 31, 2022 was as follows:

	Number of shares	Weighted average exercise price per share	Aggregate intrinsic value
Outstanding as January 1, 2022	-
Options granted	750,000	$5.00
Outstanding as December 31, 2022	750,000	$5.00	-

Schedule of Key Assumptions Used to Value Stock Options

Key assumptions used to value stock options during the nine months ended September 30, 2023 are as follows:

Expected price volatility	116.64%
Risk-free interest rate	4.42%
Weighted average fair values	$5.384 - $ 5.631
Weighted average expected life in years	5-6 years
Dividend yield	-